Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Finance Expenses
Bank fees, charges	$ 463	$ 441	$ 597
Commitment fees	548	264	248
Total other finance expense	$ 1,011	$ 705	$ 845